Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	CNI CHARTER FUNDS
CIK	dei_EntityCentralIndexKey	0001026977
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 05, 2011
Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2011
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
CSC Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CSC Small Cap Value Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The CSC Small Cap Value Fund seeks capital appreciation primarily through investment in smaller U.S. corporations which, in the opinion of the Fund's sub-adviser, are considered to be undervalued.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the CSC Small Cap Value Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class or Class N shares of the CSC Small Cap Value Fund.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The CSC Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	48.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the CSC Small Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the CSC Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the CSC Small Cap Value Fund's portfolio consists of equity securities of smaller U.S. corporations. For this purpose, smaller corporations are defined as companies with market capitalizations at the time of purchase in the range of $50 million to $5 billion. The Fund's investment strategy involves a value-oriented focus on preservation of capital over the long term using a "bottom-up" approach.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the CSC Small Cap Value Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. None of the CSC Small Cap Value Fund, CNAM and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Small Capitalization (Small-Cap) Companies – Investments in small-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. The securities of smaller capitalized companies may have greater price volatility and less liquidity than the securities of larger capitalized companies. The Fund may hold a significant percentage of a company's outstanding shares and may have to sell them at a discount from quoted prices.

Focus – The Fund holds a relatively small number of securities. Losses incurred in such securities could have a material adverse effect on the Fund's overall financial condition and cause it to underperform materially its relevant benchmarks.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the CSC Small Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the CSC Small Cap Value Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the CSC Small Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 33.09% Q2 2009 Worst Quarter (26.42)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the CSC Small Cap Value Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares and Class R shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' and Class R shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Class R shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CSC Small Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCBAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	148
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	461
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	796
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,745
One Year	rr_AverageAnnualReturnYear01	18.80%
Five Years	rr_AverageAnnualReturnYear05	0.20%
Ten Years	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[2]
CSC Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCBIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	383
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	664
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,465
2001	rr_AnnualReturn2001	21.46%
2002	rr_AnnualReturn2002	(10.60%)
2003	rr_AnnualReturn2003	48.26%
2004	rr_AnnualReturn2004	19.69%
2005	rr_AnnualReturn2005	(1.37%)
2006	rr_AnnualReturn2006	13.74%
2007	rr_AnnualReturn2007	(11.61%)
2008	rr_AnnualReturn2008	(46.42%)
2009	rr_AnnualReturn2009	59.37%
2010	rr_AnnualReturn2010	19.15%
One Year	rr_AverageAnnualReturnYear01	19.15%
Five Years	rr_AverageAnnualReturnYear05	0.45%
Ten Years	rr_AverageAnnualReturnYear10	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%	[2]
CSC Small Cap Value Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.02%
Five Years	rr_AverageAnnualReturnYear05	(0.43%)
Ten Years	rr_AverageAnnualReturnYear10	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%	[2]
CSC Small Cap Value Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.45%
Five Years	rr_AverageAnnualReturnYear05	0.16%
Ten Years	rr_AverageAnnualReturnYear10	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[2]
CSC Small Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCBSX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	494
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	851
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,232
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,299
One Year	rr_AverageAnnualReturnYear01	14.77%
Five Years	rr_AverageAnnualReturnYear05	(0.33%)
Ten Years	rr_AverageAnnualReturnYear10	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%	[2]
CSC Small Cap Value Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%	[2]
CSC Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[2]
CSC Small Cap Value Fund | Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.82%
Five Years	rr_AverageAnnualReturnYear05	3.85%
Ten Years	rr_AverageAnnualReturnYear10	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%	[2]
Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Corporate Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Corporate Bond Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	28.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Corporate Bond Fund's portfolio consists of fixed income securities that are investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Fund may also purchase mortgage-backed and asset-backed instruments whose maturities and durations are consistent with an intermediate term strategy and shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Corporate Bond Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Corporate Bond Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Corporate Bond Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 4.49% Q3 2001 Worst Quarter (2.84)% Q3 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Corporate Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indices comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Corporate Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCBAX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,225
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	4.69%
Ten Years	rr_AverageAnnualReturnYear10	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2000
Corporate Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNCIX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	77
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	240
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	417
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	930
2001	rr_AnnualReturn2001	8.49%
2002	rr_AnnualReturn2002	7.51%
2003	rr_AnnualReturn2003	5.29%
2004	rr_AnnualReturn2004	2.40%
2005	rr_AnnualReturn2005	1.29%
2006	rr_AnnualReturn2006	3.72%
2007	rr_AnnualReturn2007	5.55%
2008	rr_AnnualReturn2008	1.65%
2009	rr_AnnualReturn2009	9.43%
2010	rr_AnnualReturn2010	4.49%
One Year	rr_AverageAnnualReturnYear01	4.49%
Five Years	rr_AverageAnnualReturnYear05	4.94%
Ten Years	rr_AverageAnnualReturnYear10	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2000
Corporate Bond Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.30%
Five Years	rr_AverageAnnualReturnYear05	3.50%
Ten Years	rr_AverageAnnualReturnYear10	3.30%
Corporate Bond Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.91%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	3.25%
Corporate Bond Fund | Barclays Capital U.S. Corporate 1-5 A3 or Higher, 2% Issuer Constrained Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.30%	[3]
Five Years	rr_AverageAnnualReturnYear05	5.38%	[3]
Ten Years	rr_AverageAnnualReturnYear10	5.44%	[3]
Corporate Bond Fund | Barclays Capital U.S. Intermediate Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.27%
Five Years	rr_AverageAnnualReturnYear05	6.07%
Ten Years	rr_AverageAnnualReturnYear10	6.26%
Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Government Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	93.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Government Bond Fund's portfolio consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase mortgage-backed and asset-backed instruments issued by the U.S. Government or government sponsored agencies whose maturities and durations are consistent with an intermediate term strategy and may also purchase shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Bond Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Government Bond Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Government Bond Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 4.74% Q3 2001 Worst Quarter (1.39)% Q2 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Government Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBAX
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	105
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	328
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	569
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,259
One Year	rr_AverageAnnualReturnYear01	2.50%
Five Years	rr_AverageAnnualReturnYear05	3.74%
Ten Years	rr_AverageAnnualReturnYear10	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2000
Government Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNBIX
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	249
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	433
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	966
2001	rr_AnnualReturn2001	7.58%
2002	rr_AnnualReturn2002	8.71%
2003	rr_AnnualReturn2003	1.22%
2004	rr_AnnualReturn2004	1.65%
2005	rr_AnnualReturn2005	1.50%
2006	rr_AnnualReturn2006	3.71%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	5.22%
2009	rr_AnnualReturn2009	2.49%
2010	rr_AnnualReturn2010	2.76%
One Year	rr_AverageAnnualReturnYear01	2.76%
Five Years	rr_AverageAnnualReturnYear05	4.01%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2000
Government Bond Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.89%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Ten Years	rr_AverageAnnualReturnYear10	2.66%
Government Bond Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.80%
Five Years	rr_AverageAnnualReturnYear05	2.67%
Ten Years	rr_AverageAnnualReturnYear10	2.65%
Government Bond Fund | Barclays Capital U.S. Intermediate Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.98%
Five Years	rr_AverageAnnualReturnYear05	5.41%
Ten Years	rr_AverageAnnualReturnYear10	5.11%
Government Bond Fund | Barclays Capital U.S. 1-5 Year Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.57%	[4]
Five Years	rr_AverageAnnualReturnYear05	4.92%	[4]
Ten Years	rr_AverageAnnualReturnYear10	4.59%	[4]

[1]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), and the Fund's sub-adviser have contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at or below 1.24% for Institutional Class shares, 1.49% for Class N shares and 1.49% for Class R Shares until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM and the Fund's sub-adviser, and it will terminate automatically upon the termination of the Fund's advisory agreement with CNAM or the sub-advisory agreement between CNAM and the sub-adviser. Any fee reductions or reimbursements may be repaid to the sub-adviser within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. Affiliates of CNAM including City National Bank ("CNB"), have contractually agreed to waive the shareholder servicing fees for Class R until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNB, and it will terminate automatically upon the termination of the shareholder services agreement between CNB and the Fund. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.
[2]	Performance for "Since Inception" for all classes is shown for periods beginning September 30, 1998, which is the date the predecessor to the CSC Small Cap Value Fund (the "Predecessor Fund") commenced operations. On October 1, 2001, the Predecessor Fund reorganized into Class R shares of the Fund. The performance results for Class R shares of the Fund before October 1, 2001, reflect the performance of the Predecessor Fund. Institutional Class and Class N shares of the Fund commenced operations on October 3, 2001. The performance results for Institutional Class and Class N shares of the Fund for the period of October 1, 2001, to October 2, 2001, reflect the performance of the Fund's Class R shares, and for the period of September 30, 1998, to October 1, 2001, reflect the performance of the Predecessor Fund. The performance of the Predecessor Fund has not been adjusted to reflect the expenses applicable to the Fund's Institutional Class and Class N shares. If it had, the performance of the Institutional Class and the Class N shares would be higher than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on September 30, 1998.
[3]	CNAM has elected to compare the Fund's performance to the Barclays Capital U.S. Corporate 1-5 A3 or Higher, 2% Issuer Constrained Index as it believes this is the most appropriate index for comparison to the Fund's performance.
[4]	CNAM has elected to compare the Fund's performance to the Barclays Capital U.S. 1-5 Year Government Bond Index as it believes this is the most appropriate index for comparison to the Fund's performance.